RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 11 – RELATED PARTY TRANSACTIONS

In September 2010, we entered into an agreement with Integrated Sales Solutions II, LLC (“ISS”) to enhance our capabilities in designing and establishing sales strategy and distribution channels with retail, electrical utilities, electrical distributors and government agencies. In April 2011, we entered into a six-month agreement with Hamlin Consulting, LLC to advise and assist us in defining logistics, warehousing, finished good requirements, distribution, packaging, merchandising and support for our ESL bulbs. The total fees due under the agreement are $120,000. We work closely with ISS and Hamlin Consulting to develop programs aimed at further developing these channels and potential distribution partnerships. ISS and Hamlin Consulting are owned by Bill K. Hamlin, a director of our company and our newly appointed President and Chief Operating Officer. We have paid $108,000 to ISS and $120,000 to Hamlin Consulting through September 30, 2011.

In June 2011, we paid a consulting fee of $50,000 to SAM Advisors, LLC for services rendered to the Company.  SAM Advisors LLC is owned by William B. Smith, our Chairman.

In August 2011, we paid $25,000 to William B. Smith, our Chairman and $25,000 to Greg Owens, then a director, for consulting services rendered to the Company.

NOTE 5 – RELATED PARTY TRANSACTIONS

From January 13, 2010 to September 27, 2010, SAM Special Opportunity Fund, LP, an investment partnership advised by SAM Advisors, LLC advanced an aggregate of $1,601,980 (including $72,089 of prepaid interest) as described in Note 7.  William B. Smith, the chairman of our board of directors, is President and CEO of SAM Advisors, LLC. Gregory Owens Jr., a member of our board of directors, is a Portfolio Manager at SAM Advisors, LLC and a Managing Director of SAM Special Opportunity Fund, LP.

From February 22, 2010 to September 24, 2010, Full Spectrum Capital, LLC (“Full Spectrum”) advanced an aggregate of $1,710,295 (including $76,923 of prepaid interest) as described in Note 7.  R. Gale Sellers, then a director and Chief Executive Officer, is the managing director of Full Spectrum.

On September 13, 2010, we exchanged a Note with a face value of $360,350 (including $16,216 of prepaid interest) and warrants to purchase 22,541 shares of common stock in exchange for $344,134 of unpaid, accrued interest through August 1, 2010 payable to Full Spectrum as described in Note 7.

On September 27, 2010, SAM Special Opportunity Fund, L.P. converted their Note Payable and related accrued interest totaling $2,833,655 into 354,207 shares of our common stock as described in Note 7.

On September 27, 2010, Full Spectrum converted their Note Payable and related accrued interest, net of prepaid interest totaling $3,346,463 into 418,323 shares of our common stock as described in Note 7.

On September 21, 2010, we issued 2,400 shares of common stock to Charles Hunt, a director and 4,988 shares of common stock to Richard Herring, a former director as discussed in Note 12.

On November 18, 2010, we issued 15,000 shares of common stock to a Duncan Troy, the Chairman of our Board of Directors pursuant to the exercise of an option to purchase common stock as discussed in Note 12.

On November 4, 2010, we issued 6,863 shares of common stock to R. Gale Sellers, our former Chief Executive Officer and former director and 12,500 shares of common stock to Bill K. Hamlin, a member of our Board of Directors as discussed in Note 12.

During 2010, we paid $104,250 to Integrated Sales Solutions II, LLC, (“ISS”) which became a related party to us upon the appointment of Bill K. Hamlin to our board of directors in October, 2010.  Mr. Hamlin is the Chief Executive Officer of ISS.

From June 8, 2009 to December 30, 2009, Full Spectrum Capital, LLC (“Full Spectrum”) advanced an aggregate of $1,711,515 (including $77,018 of prepaid interest) as described in Note 7.  R. Gale Sellers, then a director and Chief Executive Officer, is the managing director of Full Spectrum.

On December 30, 2009, R. Gale Sellers and Richard Herring, both directors and officers converted a total of $97,500 of unpaid compensation into ten-year options to purchase 7,500 shares of common stock at an exercise price of $13.00 per share as more fully described in Note 12.